Fair value measurements	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair value measurements
13 Fair value measurements
ASC
820-10,
Fair Value Measurements and Disclosures: Overall
, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets
Level 2 — Include other inputs that are directly or indirectly observable in the marketplace
Level 3 — Unobservable inputs which are supported by little or no market activity
ASC
820-10
describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
Assets and liabilities measured or disclosed at fair value
The Company measures derivative assets at fair value on a recurring basis. The derivative assets are classified within Level 2 as the fair value is measured by using inputs derived from or corroborated by observable market data.
The Company’s
non-financial
long-lived assets, such as intangible assets and property and equipment, would be measured at fair value only if they were determined to be impaired. Company uses a combination of valuation methodologies, including market approach based on the Company’s best estimate to determine the fair value of these non-financial
assets. The Company measures
non-recurring
fair value measurements as of the observable transaction dates. The fair value (level 2) was evaluated for certain property and equipment based on quoted prices for similar assets in markets that are not active.
For equity investments accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured
to fair value (Note 5). The
non-recurring
fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Company. These non-recurring
fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as volatility of comparable companies and probability of exit events as it relates to liquidation, redemption preferences and qualified IPO.
The Company measures certain financial assets, including equity securities accounted for at fair value using measurement alternative at fair value on a non-recurring
basis only if an impairment loss or upward valuation were to be recognized.

As of December 31, 2020, and June 30, 2021, assets measured or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2020 using
	Total Fair Value at December 31, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment
	RMB	RMB	RMB	RMB	RMB
Fair value measurements on a recurring basis
Derivative assets	100	—	100	—	—
Fair value measurement on a non-recurring basis
Equity investments accounted for at fair value using the alternative measurement	—	—	—	—	(38,739)
Property and equipment, net	4,505	—	4,505	—	(10,952)

Total assets measured at fair value	4,605	—	4,605	—	(49,691)

			Fair value measurement or disclosure at June 30, 2021 using
	Total Fair Value at June 30, 2021	Total Fair Value at June 30, 2021	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurements on a recurring basis
Derivative assets	1,905	295	—	1,905	—	1,905

Total assets measured at fair value	1,905	295	—	1,905	—	1,905